Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued compensation	$ 15,853	$ 10,781
Accrued professional fees	1,778	1,422
Accrued inventory purchases	420	121
Accrued IT support	701	570
Accrued legal fees	824	0
Accrued other	1,160	323
Total	$ 20,736	$ 13,217